BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Numerator:
Net earnings (loss) available to ordinary shareholders	$ 1,447		$ (4,701)
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	38,121,100		39,523,180
Effect of dilutive securities:
Employee stock options	732,850		0	[1]
Senior convertible notes	0	[1]	0	[1]
Denominator for diluted net earnings per share - adjusted weighted average number of shares	38,853,950		39,523,180

[1]	Antidilutive.